Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
Significant balances included in other assets at December 31, 2025 and 2024 are presented below.

(in thousands)	2025	2024
Investments in tax credits and CRA partnerships	$1,024,382	$808,425
Accounts receivable	387,271	445,146
ROU assets(1)	366,873	429,454
Deferred tax assets	342,874	473,817
Accrued interest receivable	250,262	254,629
FRB and FHLB Stock	200,786	164,374
Derivative asset positions	83,960	83,895
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Prepaid expense	51,174	46,917
Taxes receivable	41,938	13,561
Other real estate	22,306	385
Other investments	17,980	14,831
Trading securities, at fair value	15,401	9,713
Miscellaneous other assets	43,126	47,888
Total other assets	$2,923,325	$2,856,406

(1)    Lease liabilities are included within other liabilities on the consolidated balance sheets.